EQUITY (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	473,367	493,917
Weighted average remaining contractual Life (years)	5 years 1 month 6 days	5 years 11 months 26 days
Weighted average exercise price	$ 4.58	$ 4.47
Options exercisable	342,742
Exercisable - Weighted average exercise price	$ 3.8
Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	1,075
Weighted average remaining contractual Life (years)	2 years 2 months 26 days
Weighted average exercise price	$ 0
Options exercisable	1,075
Exercisable - Weighted average exercise price	$ 0
Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	20,000
Weighted average remaining contractual Life (years)	1 year 11 months 23 days
Weighted average exercise price	$ 1.12
Options exercisable	20,000
Exercisable - Weighted average exercise price	$ 1.12
Exercise Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	106,667
Weighted average remaining contractual Life (years)	2 years 8 months 8 days
Weighted average exercise price	$ 2.31
Options exercisable	106,667
Exercisable - Weighted average exercise price	$ 2.31
Exercise Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	165,625
Weighted average remaining contractual Life (years)	4 years 9 months 7 days
Weighted average exercise price	$ 4
Options exercisable	165,625
Exercisable - Weighted average exercise price	$ 4
Exercise Price Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	0
Weighted average remaining contractual Life (years)	0 years
Weighted average exercise price	$ 0
Options exercisable	0
Exercisable - Weighted average exercise price	$ 0
Exercise Price Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	75,000
Weighted average remaining contractual Life (years)	6 years 7 months 10 days
Weighted average exercise price	$ 6
Options exercisable	0
Exercisable - Weighted average exercise price	$ 0
Exercise Price Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	50,000
Weighted average remaining contractual Life (years)	7 years 10 months 13 days
Weighted average exercise price	$ 6.89
Options exercisable	21,875
Exercisable - Weighted average exercise price	$ 6.89
Exercise Price Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	0
Weighted average remaining contractual Life (years)	0 years
Weighted average exercise price	$ 0
Options exercisable	0
Exercisable - Weighted average exercise price	$ 0
Exercise Price Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	55,000
Weighted average remaining contractual Life (years)	7 years 4 months 6 days
Weighted average exercise price	$ 8.01
Options exercisable	27,500
Exercisable - Weighted average exercise price	$ 8.01